SCHEDULE OF OPERATING LEASES OBLIGATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease right-of-use asset, beginning balance	$ 812,053	$ 1,221,593	$ 1,221,593	$ 1,587,492
Right of use asset, new leases
Right of use asset, amortization	(225,373)	(198,275)	(409,540)	(365,899)
Operating lease right-of-use asset, ending balance	586,680	1,023,318	812,053	1,221,593
Operating lease liability, beginning balance	929,116	1,386,486	1,386,486	1,722,095
Lease liability, new leases
Lease liability, repayment and interest accretion	(255,103)	(219,283)	(457,370)	(335,609)
Operating lease liability, ending balance	674,013	$ 1,167,203	929,116	1,386,486
Current portion of operating lease liability	571,706		531,286	457,371
Noncurrent portion of operating lease liability	$ 102,307		$ 397,830	$ 929,115